Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	60,000	60,000
Preferred stock, Series A, shares designated		30,500
Preferred stock, Series A, shares issued		30,134
Preferred stock, Series A, shares outstanding		29,867
Preferred stock, Series A, shares held in treasury		267
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000	150,000
Class A Common Stock
Common stock, shares issued	105,988	59,968
Common stock, shares outstanding	102,984	59,199
Common stock, Class A, shares held in treasury	3,004	769
Class B Common Stock
Common stock, shares issued	2,060	2,060
Common stock, shares outstanding	28,169	28,169